BASIS OF PREPARATION - Measurement Categories (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
IAS 39 | Accounts payable and accrued liabilities
Class of financial assets and financial liabilities
Financial liabilities		$ 53,436
IAS 39 | Restricted share unit liability
Class of financial assets and financial liabilities
Financial liabilities		2,730
IAS 39 | Senior secured term credit facility
Class of financial assets and financial liabilities
Financial liabilities		365,890
IAS 39 | Offtake obligation
Class of financial assets and financial liabilities
Financial liabilities		78,085
IAS 39 | Stream obligation
Class of financial assets and financial liabilities
Financial liabilities		224,020
IAS 39 | Debt portion of convertible note
Class of financial assets and financial liabilities
Financial liabilities		76,582
IAS 39 | Cash and cash equivalents
Class of financial assets and financial liabilities
Financial assets		56,285
IAS 39 | Trade receivables
Class of financial assets and financial liabilities
Financial assets		11,067
IAS 39 | Other assets
Class of financial assets and financial liabilities
Financial assets		132
IAS 39 | Restricted cash
Class of financial assets and financial liabilities
Financial assets		$ 5,036
IFRS 9 | Accounts payable and accrued liabilities
Class of financial assets and financial liabilities
Financial liabilities	$ 53,436
IFRS 9 | Restricted share unit liability
Class of financial assets and financial liabilities
Financial liabilities	2,730
IFRS 9 | Senior secured term credit facility
Class of financial assets and financial liabilities
Financial liabilities	365,890
IFRS 9 | Offtake obligation
Class of financial assets and financial liabilities
Financial liabilities	78,085
IFRS 9 | Stream obligation
Class of financial assets and financial liabilities
Financial liabilities	224,020
IFRS 9 | Debt portion of convertible note
Class of financial assets and financial liabilities
Financial liabilities	76,582
IFRS 9 | Cash and cash equivalents
Class of financial assets and financial liabilities
Financial assets	56,285
IFRS 9 | Trade receivables
Class of financial assets and financial liabilities
Financial assets	11,067
IFRS 9 | Other assets
Class of financial assets and financial liabilities
Financial assets	132
IFRS 9 | Restricted cash
Class of financial assets and financial liabilities
Financial assets	$ 5,036